Debt (Schedule Of Long-Term Debt) (Details) - USD ($) $ in Millions	Jan. 02, 2016	Jan. 03, 2015
Debt Instrument [Line Items]
Total debt	$ 6,392	$ 3,852
Less: current debt obligations	1,163	1,593
Long-term debt	5,229	2,259
Loans Payable [Member] | Term loan due June 2015 [Member]
Debt Instrument [Line Items]
Total debt	0	500
Loans Payable [Member] | Term loan due August 2015 [Member]
Debt Instrument [Line Items]
Total debt	0	250
Loans Payable [Member] | Term loan due 2020 [Member]
Debt Instrument [Line Items]
Total debt	2,093	0
Senior Notes [Member] | 2016 Senior Notes [Member]
Debt Instrument [Line Items]
Total debt	500	505
Senior Notes [Member] | 2018 Senior Notes [Member]
Debt Instrument [Line Items]
Total debt	496	0
Senior Notes [Member] | 2020 Senior Notes [Member]
Debt Instrument [Line Items]
Total debt	496	0
Senior Notes [Member] | 2023 Senior Notes [Member]
Debt Instrument [Line Items]
Total debt	892	890
Senior Notes [Member] | 2025 Senior Notes [Member]
Debt Instrument [Line Items]
Total debt	494	0
Senior Notes [Member] | 2043 Senior Notes [Member]
Debt Instrument [Line Items]
Total debt	689	689
Senior Notes [Member] | Yen-Denominated Senior Notes Due 2017 [Member]
Debt Instrument [Line Items]
Total debt	68	68
Senior Notes [Member] | Yen-Denominated Senior Notes Due 2020 [Member]
Debt Instrument [Line Items]
Total debt	106	107
Line of Credit [Member] | Yen Denominated Credit Facilities [Member]
Debt Instrument [Line Items]
Total debt	54	54
Commercial Paper [Member] | Commercial paper borrowings [Member]
Debt Instrument [Line Items]
Total debt	$ 504	$ 789